Annual Total Returns[BarChart] - International Socially Responsible Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.18%)	17.30%	28.87%	7.97%	(0.33%)	6.95%	22.71%	(8.45%)	25.98%	8.36%